Revenue from services provided to customers - Schedule of disaggregation of investment banking revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 40,997	¥ 52,930	¥ 45,478
Debt underwriting and distribution fees	47,014	48,383	27,456
Financial advisory fees	83,031	78,674	61,560
Other fees	29,506	32,247	38,771
Total	¥ 200,548	¥ 212,234	¥ 173,265